Vanguard® Consumer Discretionary Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Auto Components (2.9%)
*	Aptiv plc	356,529	53,629
	BorgWarner Inc.	348,630	17,881
	Lear Corp.	82,534	15,959
	Autoliv Inc.	122,615	13,001
	Gentex Corp.	357,815	12,702
*	Fox Factory Holding Corp.	64,796	10,075
*	Goodyear Tire & Rubber Co.	393,713	7,807
*	Adient plc	151,635	7,591
	Dana Inc.	248,943	6,754
	LCI Industries	43,032	6,414
*	Visteon Corp.	46,656	5,714
	Cooper Tire & Rubber Co.	93,296	5,540
*	Dorman Products Inc.	50,232	5,143
*	Gentherm Inc.	63,658	4,617
*,1	Veoneer Inc.	186,270	4,409
*	Tenneco Inc. Class A	219,933	3,449
*	American Axle & Manufacturing Holdings Inc.	301,911	3,381
*	Modine Manufacturing Co.	164,708	2,897
	Standard Motor Products Inc.	62,579	2,817
*	Stoneridge Inc.	83,676	2,547
*	Cooper-Standard Holdings Inc.	62,852	1,871
*	XL Fleet Corp.	36,540	252
*	XPEL Inc.	2,870	235
*	QuantumScape Corp. Class A	8,418	218
*	Luminar Technologies Inc.	10,113	207
	Patrick Industries Inc.	2,335	200
			195,310
Automobiles (11.8%)
*	Tesla Inc.	957,401	598,586
*	General Motors Co.	1,674,027	99,287
*	Ford Motor Co.	5,148,333	74,805
	Harley-Davidson Inc.	232,545	11,272
	Thor Industries Inc.	83,296	10,245
	Winnebago Industries Inc.	62,566	4,627
*	Fisker Inc.	20,554	273
*	Lordstown Motors Corp. Class A	27,415	272
*,1	Workhorse Group Inc.	28,099	263
*	Canoo Inc.	29,939	237
			799,867
Distributors (1.2%)
	Genuine Parts Co.	199,696	26,184
	Pool Corp.	55,988	24,442

		Shares	Market Value ($000)
*	LKQ Corp.	409,598	20,873
	Core-Mark Holding Co. Inc.	96,403	4,421
*	Funko Inc. Class A	96,935	2,544
			78,464
Diversified Consumer Services (1.6%)
*	Chegg Inc.	176,086	13,543
	Service Corp. International	251,402	13,329
*	Bright Horizons Family Solutions Inc.	86,251	11,923
*	Terminix Global Holdings Inc.	199,603	9,848
	H&R Block Inc.	320,537	7,956
*	frontdoor Inc.	136,861	7,349
*	Grand Canyon Education Inc.	74,226	6,750
	Graham Holdings Co. Class B	7,724	5,118
*	WW International Inc.	114,459	4,498
*	Adtalem Global Education Inc.	106,539	3,876
*	Laureate Education Inc. Class A	236,022	3,448
*	Houghton Mifflin Harcourt Co.	343,641	3,416
	Strategic Education Inc.	43,125	3,055
*	Stride Inc.	106,082	2,852
*	OneSpaWorld Holdings Ltd.	227,719	2,553
	Carriage Services Inc. Class A	65,404	2,509
*	Perdoceo Education Corp.	195,591	2,384
*	American Public Education Inc.	71,861	2,012
*	Vivint Smart Home Inc.	17,690	246
*	2U Inc.	6,597	240
			106,905
Hotels, Restaurants & Leisure (18.2%)
	McDonald's Corp.	953,064	222,912
	Starbucks Corp.	1,506,049	171,509
*	Booking Holdings Inc.	52,988	125,134
*	Marriott International Inc. Class A	363,643	52,212
*	Chipotle Mexican Grill Inc. Class A	34,631	47,513
	Yum! Brands Inc.	395,470	47,444
*	Hilton Worldwide Holdings Inc.	367,660	46,057
*	Expedia Group Inc.	184,838	32,707
*	Royal Caribbean Cruises Ltd.	307,633	28,693
*	Carnival Corp.	953,288	28,179
	MGM Resorts International	646,242	27,704
*	Caesars Entertainment Inc.	256,055	27,513
*	Las Vegas Sands Corp.	466,233	26,925
	Darden Restaurants Inc.	178,987	25,636
	Domino's Pizza Inc.	53,082	22,659
*	Wynn Resorts Ltd.	144,728	19,085
*	Vail Resorts Inc.	56,742	18,548
*	Penn National Gaming Inc.	212,657	17,431
*	Norwegian Cruise Line Holdings Ltd.	490,397	15,644
	Aramark	333,936	12,472
*	Marriott Vacations Worldwide Corp.	62,100	10,699
	Wyndham Hotels & Resorts Inc.	142,351	10,685
	Churchill Downs Inc.	52,539	10,483
	Texas Roadhouse Inc. Class A	101,747	10,247
*	Planet Fitness Inc. Class A	124,717	9,824
	Travel + Leisure Co.	136,581	8,898
*	Boyd Gaming Corp.	133,418	8,591
*	Scientific Games Corp. Class A	104,662	7,592
	Wendy's Co.	315,146	7,318
*	Choice Hotels International Inc.	60,293	7,290

		Shares	Market Value ($000)
	Wingstop Inc.	47,327	6,753
*	Hilton Grand Vacations Inc.	141,593	6,475
	Extended Stay America Inc.	311,039	6,131
*	Red Rock Resorts Inc. Class A	136,258	6,098
	Cracker Barrel Old Country Store Inc.	38,651	6,096
*	Six Flags Entertainment Corp.	132,957	6,040
*	Hyatt Hotels Corp. Class A	68,789	5,371
*	Shake Shack Inc. Class A	56,721	5,331
*	SeaWorld Entertainment Inc.	96,534	5,254
*	Brinker International Inc.	81,143	4,986
	Papa John's International Inc.	52,923	4,972
*	Cheesecake Factory Inc.	84,490	4,970
	Jack in the Box Inc.	41,487	4,713
*	Bloomin' Brands Inc.	153,264	4,529
*	Everi Holdings Inc.	214,796	4,453
*	Bally's Corp.	70,630	4,099
*	Dave & Buster's Entertainment Inc.	91,624	3,874
*	Dine Brands Global Inc.	38,142	3,622
*	Golden Entertainment Inc.	80,468	3,431
*	BJ's Restaurants Inc.	56,286	3,111
*	Denny's Corp.	174,744	3,072
*	Monarch Casino & Resort Inc.	41,243	2,943
*	Playa Hotels & Resorts NV	366,590	2,680
*	Ruth's Hospitality Group Inc.	110,037	2,656
*	Accel Entertainment Inc. Class A	200,925	2,636
*	Chuy's Holdings Inc.	60,772	2,519
*	Lindblad Expeditions Holdings Inc.	118,111	2,010
*	Red Robin Gourmet Burgers Inc.	54,956	1,971
*	El Pollo Loco Holdings Inc.	97,163	1,638
*	Target Hospitality Corp.	69,856	269
*	DraftKings Inc. Class A	5,340	267
*	Golden Nugget Online Gaming Inc.	19,139	252
*	GAN Ltd.	14,099	244
*	Rush Street Interactive Inc.	18,530	230
			1,231,300
Household Durables (5.3%)
	DR Horton Inc.	463,536	44,170
	Lennar Corp. Class A	369,077	36,542
	Garmin Ltd.	195,605	27,823
*	NVR Inc.	4,834	23,625
	PulteGroup Inc.	376,692	21,769
	Whirlpool Corp.	87,536	20,754
*	Mohawk Industries Inc.	86,254	18,172
	Newell Brands Inc.	580,595	16,657
	Toll Brothers Inc.	182,163	11,884
	Leggett & Platt Inc.	203,353	11,191
	Tempur Sealy International Inc.	280,738	10,808
*	TopBuild Corp.	49,556	9,815
*	Helen of Troy Ltd.	39,436	8,300
*	Meritage Homes Corp.	65,644	7,068
*	LGI Homes Inc.	37,094	6,707
	KB Home	139,395	6,525
*	Taylor Morrison Home Corp. Class A	211,283	6,258
	MDC Holdings Inc.	104,144	6,035
*	Sonos Inc.	156,995	5,809
*	Tri Pointe Homes Inc.	235,000	5,668
*	Skyline Champion Corp.	101,169	5,124
	Installed Building Products Inc.	42,993	5,099

		Shares	Market Value ($000)
*	Century Communities Inc.	62,345	5,074
*	iRobot Corp.	48,535	4,742
*	M/I Homes Inc.	64,857	4,574
	La-Z-Boy Inc.	97,238	4,009
*	Cavco Industries Inc.	17,728	3,923
*	GoPro Inc. Class A	296,766	3,330
*	Lovesac Co.	39,533	3,282
*	Beazer Homes USA Inc.	120,025	2,858
*	Tupperware Brands Corp.	110,461	2,832
	Ethan Allen Interiors Inc.	87,351	2,522
*	Green Brick Partners Inc.	106,364	2,483
*	Universal Electronics Inc.	44,494	2,227
*	Aterian Inc.	16,853	302
*	Vuzix Corp.	14,806	258
*	Purple Innovation Inc. Class A	8,293	237
			358,456
Internet & Direct Marketing Retail (25.7%)
*	Amazon.com Inc.	459,177	1,479,960
*	MercadoLibre Inc.	57,998	78,800
	eBay Inc.	909,139	55,348
*	Etsy Inc.	165,735	27,302
*	Wayfair Inc. Class A	88,780	27,215
*	Grubhub Inc.	139,928	8,411
	Qurate Retail Inc. Series A	611,224	8,331
*	Chewy Inc. Class A	110,219	8,114
*	Overstock.com Inc.	66,784	5,705
*	Stamps.com Inc.	28,367	5,324
*	Stitch Fix Inc. Class A	92,142	4,926
	Shutterstock Inc.	42,506	3,857
*	Revolve Group Inc.	67,371	3,735
*	Groupon Inc. Class A	66,624	3,148
*	1-800-Flowers.com Inc. Class A	81,582	2,486
*	Quotient Technology Inc.	203,307	2,391
	PetMed Express Inc.	66,553	1,923
*	Lands' End Inc.	65,053	1,666
*	Duluth Holdings Inc. Class B	103,049	1,659
*	RealReal Inc.	82,079	1,434
*	Porch Group Inc.	14,890	255
*	PubMatic Inc. Class A	7,195	213
			1,732,203
Leisure Products (1.8%)
*	Peloton Interactive Inc. Class A	265,482	29,285
	Hasbro Inc.	184,063	17,665
	Brunswick Corp.	116,505	11,910
	Polaris Inc.	86,948	11,409
*	Mattel Inc.	527,771	11,194
*	YETI Holdings Inc.	114,514	10,031
	Callaway Golf Co.	167,859	6,197
*	Vista Outdoor Inc.	117,539	5,124
	Acushnet Holdings Corp.	81,381	4,330
*	Malibu Boats Inc. Class A	46,590	3,654
	Sturm Ruger & Co. Inc.	44,577	3,519
	Smith & Wesson Brands Inc.	153,543	3,264
	Johnson Outdoors Inc. Class A	18,825	2,300
*	Master Craft Boat Holdings Inc.	81,755	2,270
*	AMMO Inc.	36,317	249

		Shares	Market Value ($000)
	Clarus Corp.	9,943	236
			122,637
Multiline Retail (4.3%)
	Target Corp.	647,807	147,000
	Dollar General Corp.	325,475	66,058
*	Dollar Tree Inc.	314,540	30,668
	Kohl's Corp.	231,439	12,843
*	Macy's Inc.	498,022	9,104
*	Ollie's Bargain Outlet Holdings Inc.	89,858	7,767
*	Nordstrom Inc.	184,159	6,177
	Big Lots Inc.	73,658	4,489
	Dillard's Inc. Class A	27,771	3,663
	Franchise Group Inc.	6,033	223
			287,992
Other (0.0%)[2]
*,3	Media General Inc. CVR	69,182	3
Specialty Retail (20.4%)
	Home Depot Inc.	1,372,147	437,591
	Lowe's Cos. Inc.	949,251	184,943
	TJX Cos. Inc.	1,554,627	104,999
	Ross Stores Inc.	468,900	59,264
*	O'Reilly Automotive Inc.	96,437	51,605
*	AutoZone Inc.	30,981	43,578
	Best Buy Co. Inc.	310,105	36,047
*	Burlington Stores Inc.	90,541	29,278
	Tractor Supply Co.	158,985	28,888
*	CarMax Inc.	222,850	25,670
*	Ulta Beauty Inc.	73,349	25,332
*	L Brands Inc.	329,813	23,044
*	Carvana Co. Class A	86,689	22,980
*,1	GameStop Corp. Class A	85,813	19,050
	Williams-Sonoma Inc.	108,552	18,404
	Advance Auto Parts Inc.	95,848	18,185
	Lithia Motors Inc. Class A	42,062	14,805
*	Five Below Inc.	79,573	14,651
*	RH	22,647	14,518
*	Floor & Decor Holdings Inc. Class A	121,403	11,935
	Gap Inc.	340,181	11,379
	Dick's Sporting Goods Inc.	103,834	10,127
	Foot Locker Inc.	155,748	9,857
*	AutoNation Inc.	90,919	9,286
	American Eagle Outfitters Inc.	249,780	8,850
*	National Vision Holdings Inc.	134,327	6,672
*	Asbury Automotive Group Inc.	32,854	6,515
	Murphy USA Inc.	46,137	6,220
*	Bed Bath & Beyond Inc.	216,772	6,067
*	Signet Jewelers Ltd.	95,391	5,779
	Rent-A-Center Inc.	92,011	5,687
*	Sleep Number Corp.	48,108	5,364
*	Abercrombie & Fitch Co. Class A	122,842	5,245
	Penske Automotive Group Inc.	60,300	5,161
	Group 1 Automotive Inc.	32,341	5,158
*	Urban Outfitters Inc.	127,654	4,999
*	Sally Beauty Holdings Inc.	227,789	4,968
*	Boot Barn Holdings Inc.	61,619	4,707
*	ODP Corp.	102,370	4,478
*	At Home Group Inc.	118,869	4,462

		Shares	Market Value ($000)
	Monro Inc.	66,568	4,150
	Camping World Holdings Inc. Class A	88,659	3,936
*	Hibbett Sports Inc.	44,225	3,749
*	Children's Place Inc.	39,492	3,672
	Buckle Inc.	77,559	3,267
	Guess? Inc.	109,213	3,208
*	MarineMax Inc.	62,050	3,191
*	America's Car-Mart Inc.	19,071	3,135
*	Designer Brands Inc. Class A	175,865	3,076
	Caleres Inc.	121,903	3,057
	Sonic Automotive Inc. Class A	62,130	2,997
*	Genesco Inc.	52,128	2,867
	Haverty Furniture Cos. Inc.	61,568	2,828
	Shoe Carnival Inc.	38,788	2,619
*	Zumiez Inc.	58,999	2,585
*	Conn's Inc.	109,210	2,533
	Winmark Corp.	11,798	2,310
*	Lumber Liquidators Holdings Inc.	91,073	2,075
	Aaron's Co. Inc.	57,119	2,055
*	GrowGeneration Corp.	5,790	257
*	Vroom Inc.	5,810	257
*	Blink Charging Co.	7,539	256
*	Leslie's Inc.	8,487	247
*	Academy Sports & Outdoors Inc.	6,270	229
*	Arko Corp.	20,971	220
*	Shift Technologies Inc.	28,726	203
			1,374,727
Textiles, Apparel & Luxury Goods (6.8%)
	NIKE Inc. Class B	1,590,489	217,038
*	Lululemon Athletica Inc.	160,909	51,994
	VF Corp.	442,225	35,254
*	Tapestry Inc.	394,660	17,716
*	Deckers Outdoor Corp.	40,795	13,684
*	Capri Holdings Ltd.	215,928	12,245
*	PVH Corp.	106,640	12,244
*	Crocs Inc.	105,495	10,680
	Hanesbrands Inc.	530,939	10,375
*	Skechers USA Inc. Class A	211,259	10,035
*	Ralph Lauren Corp. Class A	75,627	9,384
	Carter's Inc.	72,231	7,385
*	Under Armour Inc. Class A	310,585	7,013
*	Under Armour Inc. Class C	332,996	6,347
	Steven Madden Ltd.	143,662	5,948
	Kontoor Brands Inc.	89,186	5,710
	Columbia Sportswear Co.	53,316	5,477
	Wolverine World Wide Inc.	147,109	5,364
	Oxford Industries Inc.	40,495	3,877
	Levi Strauss & Co. Class A	137,100	3,669
*	G-III Apparel Group Ltd.	107,848	3,563
*	Fossil Group Inc.	154,670	2,184
	Movado Group Inc.	74,524	2,067
*	Unifi Inc.	69,451	1,912
			461,165
Total Common Stocks (Cost $4,637,515)			6,749,029

		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity Fund, 0.055% (Cost $15,542)	155,418	15,542
Total Investments (100.2%) (Cost $4,653,057)			6,764,571
Other Assets and Liabilities—Net (-0.2%)			(14,498)
Net Assets (100.0%)			6,750,073
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,494,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $15,529,000 was received for securities on loan.
CVR—Contingent Value Rights.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at May 31, 2021.
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
The fund had no open swap contracts at May 31, 2021.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,749,026	—	3	6,749,029
Temporary Cash Investments	15,542	—	—	15,542
Total	6,764,568	—	3	6,764,571